Leases (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Leases [Abstract]
Lease liability	$ 0				$ 0
Rent expense	$ 2,000	$ 6,000	$ 0	$ 0	22,000
Lease liability					$ 0